Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum payments under non-cancellable operating leases	As of December 31, 2018, future minimum payments under non-cancellable operating leases consist of the following:
Office rental
RMB

2019	84,689
2020	53,609
2021	35,871
2022 and after	47,726
221,895